FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :September 30, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September 30, 2008
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		       41
Form 13F Information Table Value Total:		$86,701

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
AMERICAN EXPRESS
COM
025816109
   886
 25000
DEFINED 01
X


ADP
COM
035035103
  3206
 75000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   5296
350000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
   1152
150000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   1932
 38500
DEFINED 01
X


BIOCRYST PHARMACE
COM
09058V103
    738
234400
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
  1128
  50000
DEFINED 01
X


COMCAST
COM
200300200
   1313
 66600
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
     887
 45000
DEFINED 01
X


COMCAST CL A
COM
20030N101
     426
 21726
DEFINED 01
X


DAVITA INC
COM
23918K108
  9492
 166500
DEFINED 01
X


DENISON MINES CORP
COM
248356107
   1931
650000
DEFINED 01
X


EQUIFAX
COM
294429105
   4213
 122300
DEFINED 01
X


EOG RESOURCES
COM
26875P101
   3990
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
     928
 30000
DEFINED 01
X


ENTERPRISE GP HLDGS
COM
293716106
    1177
 50000
DEFINED 01
X


GLOBALSTAR
COM
379364805
      312
183626
DEFINED 01
X


HARMONICS INC
COM
413160102
    1572
 186000
DEFINED 01
X


HOLOGIC INC
COM
436440101
     580
   30000
DEFINED 01
X


INTEL CORP
COM
458140100
    4214
225000
DEFINED 01
X


INTL BUS MACH
COM
459200101
    5848
  50000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
    951
50000
DEFINED 01
X


3M
COM
88579Y101
   3416
50000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
    1718
100000
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
     318
10000
DEFINED 01
X


MMC ENERGY INC
COM
55312Q208
     250
166843
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
    897
1180000
DEFINED 01
X


NEOGEN CORP
COM
640491106
   2818
100000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  1415
108200
DEFINED 01
X


NOVAMED INC DEL
COM
66986W108
   830
175000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
  2303
150000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 11395
287600
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   838
100000
DEFINED 01
X


SERVICE CORP INTL
COM
817565104
   836
 100000
DEFINED 01
X


SMITH & NEPHEW PLC
COM
883175M205
   637
 12000
DEFINED 01
X


STARBUCKS
COM
855244109
   1487
 100000
DEFINED 01
X


TELECOM NEW ZEALA
SP ADR
879278208
     654
71111
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
    430
20000
DEFINED 01
X


VERIZON
COM
92343V104
    1815
56550
DEFINED 01
X


WALKING COMPANY
COM
932036106
   1181
219576
DEFINED 01
X


ZIMMER HOLDINGS
COM
98956P102
  1291
  20000
DEFINED 01
X




TOTAL							86701